VIRTUS Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Communication Services—2.1%
Alphabet, Inc. Class C (United States)(1)	58,231	$ 5,167
Consumer Discretionary—11.5%
Amazon.com, Inc. (United States)(1)	70,422	5,915
Booking Holdings, Inc. (United States)(1)	1,573	3,170
Flutter Entertainment plc (Ireland)(1)	54,048	7,394
JD.com, Inc. Class A (China)	177,966	5,021
LVMH Moet Hennessy Louis Vuitton SE (France)	5,575	4,057
NIKE, Inc. Class B (United States)	19,072	2,232
		27,789

Consumer Staples—16.1%
Coca-Cola Co. (The) (United States)	157,853	10,041
Heineken N.V. (Netherlands)	72,177	6,790
Kobe Bussan Co., Ltd. (Japan)	110,190	3,182
L’Oreal S.A. (France)	10,593	3,783
Nestle S.A. Registered Shares (Switzerland)	83,730	9,702
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,503,386	5,314
		38,812

Financials—12.7%
CME Group, Inc. Class A (United States)	53,567	9,008
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	123,817	5,349
Housing Development Finance Corp., Ltd. (India)	305,171	9,729
London Stock Exchange Group plc (United Kingdom)	77,761	6,709
		30,795

Health Care—19.8%
Abbott Laboratories (United States)	45,999	5,050
Alcon, Inc. (Switzerland)	62,411	4,264
Becton Dickinson & Co. (United States)	12,857	3,270
Boston Scientific Corp. (United States)(1)	181,909	8,417
EssilorLuxottica S.A. (France)	37,185	6,735
Eurofins Scientific SE (Luxembourg)	77,498	5,563
Hoya Corp. (Japan)	48,258	4,672
Intuitive Surgical, Inc. (United States)(1)	7,010	1,860
UnitedHealth Group, Inc. (United States)	14,939	7,920
		47,751

Industrials—12.2%
Ashtead Group plc (United Kingdom)	65,962	3,764
Otis Worldwide Corp. (United States)	33,388	2,615
RELX plc (United Kingdom)	307,975	8,519
Rentokil Initial plc (United Kingdom)	896,608	5,506
Techtronic Industries Co., Ltd. (Hong Kong)	279,776	3,122
Teleperformance (France)	24,968	5,952
		29,478

	Shares	Value

Information Technology—20.9%
Adobe, Inc. (United States)(1)	15,537	$ 5,229
Constellation Software, Inc. (Canada)	3,272	5,108
Mastercard, Inc. Class A (United States)	23,294	8,100
Microsoft Corp. (United States)	51,039	12,240
PayPal Holdings, Inc. (United States)(1)	15,139	1,078
ServiceNow, Inc. (United States)(1)	11,241	4,365
Synopsys, Inc. (United States)(1)	6,889	2,200
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	61,476	4,579
Tata Consultancy Services Ltd. (India)	66,633	2,623
Visa, Inc. Class A (United States)	23,597	4,903
		50,425

Materials—4.7%
Air Liquide S.A. (France)	24,492	3,471
Sherwin-Williams Co. (The) (United States)	11,322	2,687
Vulcan Materials Co. (United States)	30,347	5,314
		11,472

Total Common Stocks (Identified Cost $182,016)		241,689

Total Long-Term Investments—100.0% (Identified Cost $182,016)		241,689

TOTAL INVESTMENTS—100.0% (Identified Cost $182,016)		$241,689
Other assets and liabilities, net—0.0%		99
NET ASSETS—100.0%		$241,788

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	46%
United Kingdom	10
France	10
Switzerland	6
India	5
Hong Kong	4
Japan	3
Other	16
Total	100%
† % of total investments as of December 31, 2022.
See Notes to Schedule of Investments

VIRTUS Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$241,689	$241,689
Total Investments	$241,689	$241,689
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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